Schedule of Transferred Consideration (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investment In Subsidiaries
Cash paid	₪ 235
Issuance of 1,590,023 ordinary shares of the Company		₪ 8,098
Assignment of shareholders’ loan	(10,474)	(1,548)
Fair value of the investment prior to the business combination		202
Total	₪ 10,239	₪ 6,752
Number of shares issued		1,590,023